Quarterly Selected Financial Data (Unaudited) (in thousands)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Selected Financial Data (Unaudited) (in thousands)

17.         Quarterly Selected Financial Data (Unaudited) (in thousands)

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2019	2018	2019	2018	2019	2018	2019	2018
Total revenue	$1,403,630	$1,293,403	$1,664,277	$1,522,174	$1,913,851	$1,858,356	$1,480,618	$1,381,193
Operating income	$158,904	$168,310	$309,594	$293,022	$512,337	$551,253	$199,878	$211,338
Net income	$119,404	$105,383	$243,276	$229,540	$455,309	$475,412	$123,217	$155,855

The seasonality of the North American cruise industry generally results in the greatest demand for cruises during the Northern Hemisphere’s summer months. This predictable seasonality in demand has resulted in fluctuations in our revenue and results of operations. The seasonality of our results is increased due to ships being taken out of service for regularly scheduled Dry-docks, which we typically scheduled during non-peak demand periods.